Supplemental Cash Flow Information (Details) - Schedule of Non-Cash Investing and Financing Activities - EUR (€)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Non-Cash Investing and Financing Activities [Abstract]
Reallocation of opening deficit to reserve		€ (1,028,578)
Recognition of right-of-use assets from lease modification	€ 41,946	€ (1,028,578)